Share-based payments - Summary of Movements in Number of Share Options Outstanding and Weighted Average Exercise Prices (Detail) - Employee stock option plan [member]	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Disclosure Of Number And Weighted Average Exercise Price Of Outstanding Share Options [Line Items]
Weighted average exercise price, At January 1, | $	$ 30.18	$ 37.75
Weighted average exercise price, Regular options granted | $	6.20	22.15
Weighted average exercise price, Exercised | $	0.00	16.10
Weighted average exercise price, Expired | $	51.46	73.89
Weighted average exercise price, Forfeited | $	26.99	33.78
Weighted average exercise price, At December 31, | $	$ 22.56	$ 30.18
Number of options, At January 1, | shares	5,944,510	5,779,205
Number of options, Regular options granted | shares	1,078,797	1,160,905
Number of options, Exercised | shares	0	(48,529)
Number of options, Expired | shares	(870,904)	(788,672)
Number of options, Forfeited | shares	(561,175)	(158,399)
Number of options, At December 31, | shares	5,591,228	5,944,510